Note 12 - Interests in Associates, Joint Ventures, and Other Entities - Financial Information (Details) - USD ($) $ in Thousands		4 Months Ended	12 Months Ended
		Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Net revenue and gains			$ 331,037	$ 250,991	$ 165,056
Operating expenses			(289,699)	(257,668)	(179,046)
Profit (loss) before income taxes			23,870	(43,106)	37,507
Income tax expense			(8,835)	(43)	(75)
Net income (loss)			15,035	(43,964)	179,174
Exchange difference on translation of foreign operations			(3,477)	(1,156)	42
Total comprehensive loss			12,170	(44,891)	181,217
Opera's share of net income (loss)			15,035	(43,964)	179,174
Goodwill at end of period		$ 424,961	429,445	430,378	424,961
Liabilities			76,472	79,421
Equity		1,048,895	888,213	1,013,039	1,048,895	$ 912,206
Nanobank [member]
Statement Line Items [Line Items]
Net revenue and gains		60,935	210,540
Operating expenses		(46,121)	(275,872)
Profit (loss) before income taxes		14,814	(65,332)
Income tax expense		(14,193)	(2,438)
Net income (loss)		621	(67,770)
Exchange difference on translation of foreign operations		(2,227)	537
Total comprehensive loss		(1,606)	(67,233)
Opera's share of net income (loss)		261	(28,700)
Opera's share of other comprehensive income (loss)		(935)	$ 227
Assets, excluding goodwill		254,596		164,006	254,596
Goodwill at end of period	[1]	447,300		447,300	447,300
Liabilities		72,702		54,584	72,702
Equity		$ 629,194		$ 556,722	$ 629,194

[1]	Represents notional goodwill identified and measured by Opera when accounting for the investment in Nanobank in accordance with the equity method.